Exhibit 99.1

Key Commercial Mortgage Trust 2020-S3
Commercial Mortgage Pass Through Certificates, Series 2020-S3

Report To:

Key Commercial Mortgage Securities LLC

KeyBanc Capital Markets Inc.

KeyBank National Association

Performance Trust Capital Partners, LLC

28 February 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Key Commercial Mortgage Securities LLC KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114	KeyBank National Association 11501 Outlook, Suite 300 Overland Park, Kansas 66211

Performance Trust Capital Partners, LLC 500 West Madison, Suite 450 Chicago, Illinois 60661

Re:	Key Commercial Mortgage Trust 2020-S3 (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2020-S3 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Key Commercial Mortgage Securities LLC (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
g.	A draft of the preliminary private placement memorandum for the Issuing Entity’s securitization transaction (the “Draft Preliminary Private Placement Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Private Placement Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Private Placement Memorandum or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 February 2020

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 36 fixed-rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loans as of the related due date of each Mortgage Loan in March 2020 or, in the case of any Mortgage Loan that has its first due date in subsequent to March 2020, the date that would have been its due date in March 2020 under the terms of the Mortgage Loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.       Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Guarantor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Guarantor” (each, a “Related Borrower”). Using the Related Borrower information, we compared the “Related Borrowers (Y/N)” and “Related Borrowers List” characteristics to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Maturity Date or ARD,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document(s),

we recalculated the “Original IO Period (Months)” of each Mortgage Loan (except for any Interest Only Loan(s) or Amortizing Loan(s) (both as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use the “Original Term to Maturity (Months)” for the “Original IO Period (Months)” characteristic.

For any Amortizing Loan, the Depositor instructed us to use “0” for the “Original IO Period (Months)” characteristic.

Attachment A Page 3 of 6

8.	Using the:
a.	Original Balance,
b.	Gross Interest Rate and
c.	Monthly Debt Service (P&I),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amort. Term (Months)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan(s), the Depositor instructed us to use “0” for the “Original Amort. Term (Months)” characteristic.

9.	Using the:
a.	Seasoning as of Cut-off Date (Months),
b.	Original Term to Maturity (Months),
c.	Original IO Period (Months) and
d.	Original Amort. Term (Months),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Months),
ii.	Remaining IO Period and
iii.	Remaining Amort. Term (Months) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan(s), the Depositor instructed us to use “0” for the “Remaining Amort. Term (Months)” characteristic.

Attachment A Page 4 of 6

10.	Using the:
a.	Original Balance,
b.	Interest Accrual Method,
c.	Original IO Period (Months),
d.	First Payment Date,
e.	Maturity Date or ARD,
f.	Gross Interest Rate and
g.	Monthly Debt Service (P&I),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance”) and
ii.	The “Maturity Date or ARD” of the Mortgage Loan (the “Maturity Date Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.       Ignore differences of +/- $1 or less and

b.	Recalculate the “Maturity Date Balance” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or ARD” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service (P&I),” as shown on the Final Data File, on the “Maturity Date or ARD.”

Attachment A Page 5 of 6

11.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Private Placement Memorandum and
c.	The applicable assumptions and calculation methodologies provided by the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	UW NOI DSCR (P&I),
ii.	UW NOI DSCR (IO),
iii.	UW NCF DSCR (P&I),
iv.	UW NCF DSCR (IO),
v.	Annual Debt Service (P&I),
vi.	Annual Debt Service (IO),
vii.	Cut-off Date LTV,
viii.	Maturity Date LTV,
ix.	Third Most Recent NOI Debt Yield,
x.	Second Most Recent NOI Debt Yield,
xi.	Most Recent NOI Debt Yield,
xii.	Underwritten NOI Debt Yield,
xiii.	Underwritten NCF Debt Yield,
xiv.	% by Cut-off Date Balance and
xv.	Cut-off Date Balance per Unit or Sq. Ft.

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through iv. above to two decimal places and the characteristics listed in vii. through xiii. above to the nearest 1/10th of one percent.

For any Interest Only Loan, the Depositor instructed us to use “N/A” for the characteristics listed in i. and iii. above.

For any Amortizing Loan, the Depositor instructed us to use “N/A” for the characteristics listed in ii. and iv. above ..

Attachment A Page 6 of 6

12.	Using the:
a.	Largest Tenant Sq. Ft.,
b.	2nd Largest Tenant Sq. Ft.,
c.	3rd Largest Tenant Sq. Ft.,
d.	4th Largest Tenant Sq. Ft.,
e.	5th Largest Tenant Sq. Ft. and
f.	Units/Sq. Ft.,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of Sq. Ft.,
ii.	2nd Largest Tenant % of Sq. Ft.,
iii.	3rd Largest Tenant % of Sq. Ft.,
iv.	4th Largest Tenant % of Sq Ft. and
v.	5th Largest Tenant % of Sq. Ft.

of each Mortgage Loan (or for the Multiple Property Loans, of each Underlying Property). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Deferred Maintenance Escrow at Closing and
b.	Deferred Maintenance Recommended per Report ($)

as shown on the Final Data File, we recalculated the “% of Total Recommended Deferred Maintenance Amount Escrowed” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Gross Interest Rate and
b.	Administrative Fee Rate

as shown on the Final Data File, we recalculated the “Net Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic(s)	Methodology Provided by the Depositor

• Stein Fibers Portfolio II • Park Nation Portfolio II • Saginaw Multifamily Portfolio	Original Balance	The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document
	Cut-off Date Balance and Maturity Date Balance	The “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

• Saint George Portfolio • Oakridge & Mark	Original Balance, Cut-off Date Balance and Maturity Date Balance

The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraisal Value” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic(s)” and “Methodology Provided by the Depositor” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 14

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
MSA	MSA Excel Support File
North or South CA (NCA/SCA) (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Sub-Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary
Units/Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Primary Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Physical Occupancy	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Underwriter’s Summary Report or STR Report
Physical Occupancy as of Date (see Note 4)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Underwriter’s Summary Report or STR Report
2019 Occupancy	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report or Historical Occupancy Summary

Exhibit 2 to Attachment A Page 2 of 14

Property Information: (continued)

Characteristic	Source Document(s)

2019 Occupancy Date	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report or Historical Occupancy Summary
2018 Occupancy	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report or Historical Occupancy Summary
2018 Occupancy Date	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report or Historical Occupancy Summary

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Date	Appraisal Report or Portfolio Appraisal Report
Appraisal Value (see Note 5)	Appraisal Report or Portfolio Appraisal Report
Date of Valuation (see Note 5)	Appraisal Report
Appraisal Value (As Stabilized)	Appraisal Report
Date of Valuation (As Stabilized)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Phase I Date	Phase I Environmental Report or Database Letter
Engineering Report Date	Engineering Report
Deferred Maintenance Recommended per Report ($)	Engineering Report
Earthquake Zone 3 or 4 (Y/N)	Engineering Report
Seismic Report Date (see Note 6)	Seismic Report
PML (%) (see Note 6)	Seismic Report
Earthquake Insurance (Y/N) (see Note 7)	Property Insurance Certificate or Insurance Review Document
Blanket Insurance Policy (Y/N) (see Note 7)	Property Insurance Certificate or Insurance Review Document
Windstorm Insurance (Y/N) (see Note 7)	Property Insurance Certificate or Insurance Review Document
Terrorism Insurance (Y/N) (see Note 7)	Property Insurance Certificate or Insurance Review Document
Flood Insurance (Y/N) (see Note 7)	Property Insurance Certificate or Insurance Review Document
Flood Zone (Y/N)	Engineering Report or Property Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 14

Major Tenant Information: (see Notes 8 and 9)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration Date (see Note 10)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration Date (see Note 10)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration Date (see Note 10)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration Date (see Note 10)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration Date (see Note 10)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 14

Underwriting Information: (see Note 11)

Characteristic	Source Document

Third Most Recent Operating Statement Date	Underwriter’s Summary Report
Third Most Recent Revenues	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent Operating Statement Date	Underwriter’s Summary Report
Second Most Recent Revenues	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent Operating Statement Date	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Underwritten EGI	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Cap Ex	Underwriter’s Summary Report
Underwritten TI/LC	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report
Underwritten Occupancy %	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow Required (Y/N/Springing)	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow Monthly Deposit (see Note 12)	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 5 of 14

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Tax Escrow Current Balance (see Note 13)	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow at Closing	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Required (Y/N/Springing)	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Monthly Deposit (see Note 12)	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Current Balance (see Note 13)	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow at Closing	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Monthly Deposit (see Note 12)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Cap (see Note 14)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Current Balance (see Note 13)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Monthly Deposit (see Note 12)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Cap (see Note 14)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Current Balance (see Note 13)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 4 of 14

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

TI/LC Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Deferred Maintenance Escrow Required (Y/N)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Deferred Maintenance Escrow Current Balance (see Note 13)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Deferred Maintenance Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Monthly Deposit (see Note 12)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Cap (see Note 14)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Current Balance (see Note 13)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Springing Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Release Provisions	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Deferred Maintenance Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 7 of 14

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Borrower State of Incorporation	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Original Balance

For all Mortgage Loans:

• Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan Calculation Methodologies

Note Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (IO) (see Note 15)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (P&I) (see Note 15)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Day	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Maturity Date or ARD	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Rate Step	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (see Note 16)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (P&I) (see Note 16)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (IO) (see Note 16)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Gross Interest Rate	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Amortization Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 8 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox Type (see Note 17)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Deposit Account Agreement or Cash Management Agreement
Cash Management Status (see Note 17)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Deposit Account Agreement or Cash Management Agreement
Description of Springing Lockbox/Cash Flow Sweep	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Cash Management Agreement
Prepayment Provision	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
LO End Date (see Note 18)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepay Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepayment Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Release Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel Release Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Current Additional Financing in Place (Y/N/Silent) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Ground Lease Extension Options Description	Ground Lease or Ground Lease Estoppel
Cross-Collateralized/Cross-Defaulted (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Cross Collateralization Agreement
Cross-Collateralized/Cross-Defaulted (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Cross Collateralization Agreement

Exhibit 2 to Attachment A Page 9 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Grace Period (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period at Maturity (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period at Maturity (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Default Interest %	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Sponsor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Environmental Indemnitor	Environmental Indemnity Agreement, Loan Agreement or Loan Modification Agreement
SAE (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
SPE (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Y/N)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Non-Consolidation Opinion
Independent Director (Y/N - #)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Hotel Franchise Agreement Expiration Date	Franchise Agreement or Comfort Letter
Assumption Provision (Y/N)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Fee	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Loan Purpose	Closing Statement or Purchase and Sale Agreement

Exhibit 2 to Attachment A Page 10 of 14

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “North or South CA (NCA/SCA)” characteristic for any mortgaged property on the Preliminary Data File with the “State” characteristic as “CA,” the Depositor instructed us to consider “Zip Code” values of 93600 and higher, as “NCA” and “Zip Code” values lower than 93600 as “SCA.”

3.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged property identified on the Preliminary Data File as “901-905 West 18th Street” which is secured by more than one property type, as shown in the applicable Source Document(s), the Depositor instructed us to use “Mixed Use” for the “Property Type” characteristic.

4.	For each Mortgage Loan and Underlying Property on the Preliminary Data File with the “Single-Tenant (Y/N)” characteristic as “Yes,” the Depositor instructed us to use the Cut-off Date of the related Mortgage Loan for the “Physical Occupancy as of Date” characteristic.

5.	For the purpose of comparing the “Appraisal Value” and “Date of Valuation” characteristics for any Mortgage Loan or Underlying Property, as applicable, listed in Table A1, the Depositor instructed us to use the appraisal value and appraisal value date, as shown in the applicable Source Document(s), that is associated with the appraisal valuation type that is shown in the “Appraisal Value Description” column of Table A1.

Table A1:
Mortgage Loan	Underlying Property	Appraisal Value Description

Stein Fibers Portfolio II	185 Littlejohn Road	Hypothetical Market Value As Stabilized

Park Nation Portfolio II	NAP	As-Is Portfolio Value

Building 241	NAP	Prospective Value Upon Completion

6.	The Depositor instructed us to perform procedures on the:

a.       Seismic Report Date and

b.       PML %

characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 11 of 14

Notes: (continued)

7.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

8.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

11.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

12.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were less than the respective reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “$0” if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the respective reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the indicated characteristics for which the value on the Preliminary Data File was “$0,” we performed no procedures to determine if any balances in the respective reserve accounts as of the Cut-off Date are equal to or greater than any respective reserve cap amounts, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 12 of 14

Notes: (continued)

13.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the sum of:
a.	The initial escrow amount for the applicable reserve, as shown on the Preliminary Data File, and
b.	The product of:
i.	The ongoing escrow payment amount for the applicable reserve, as shown on the Preliminary Data File and
ii.	The “Seasoning as of Cut-off Date (Months)” (as defined herein) of the related Mortgage Loan, as shown on the Preliminary Data File.

For the purpose of the calculation methodology described in the preceding paragraph, the Depositor instructed us to ignore any reserve cap stipulations that may exist for any of the applicable reserves related to the indicated characteristics.

We performed no procedures to determine if the current escrow balances recalculated as described in this Note agree with the actual balances in the respective escrow accounts as of the Cut-off Date.

14.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the reserve cap amounts at the time of origination that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

15.	For any Mortgage Loan(s) on the Preliminary Data File which:
a.	Have “Interest Only” for the “Amortization Type” characteristic on the Preliminary Data File (each, an “Interest Only Loan”) or
b.	Have “Partial IO” for the “Amortization Type” characteristic on the Preliminary Data File (each, a “Partial IO Loan”),

and which also has “Actual/360” for the “Interest Accrual Method” characteristic on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:

i.	The “Original Balance,” as shown on the Preliminary Data File,
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
iii.	365/360.

For any Mortgage Loan with “Amortizing” for the “Amortization Type” characteristic on the Preliminary Data File (each, an “Amortizing Loan”), the Depositor instructed us to use “$0.00” for the “Monthly Debt Service (IO)” characteristic.

For any Partial IO Loan, the Depositor instructed us to use the monthly debt service amount following the expiration of the “Original IO Period (Months)” (as defined herein) for the “Monthly Debt Service (P&I)” characteristic.

Exhibit 2 to Attachment A Page 13 of 14

Notes: (continued)

15. (continued)

For any Interest Only Loan, the Depositor instructed us to use “$0.00” for the “Monthly Debt Service (P&I)” characteristic.

16.	For the purpose of comparing the “First Payment Date” characteristic, for any Mortgage Loan on the Preliminary Data File where the applicable Source Document(s) do not define the first payment date, the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Day” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the purpose of comparing the “First Payment Date (P&I)” characteristic, the Depositor instructed us to:

a.	Use the “First Payment Date,” for any Amortizing Loan,
b.	Use the first “Payment Day” following the expiration of the “Original IO Period (Months)” for any Partial IO Loan, and
c.	Use “N/A” for any Interest Only Loan.

For the purpose of comparing the “First Payment Date (IO)” characteristic, the Depositor instructed us to:

a.	Use the “First Payment Date,” as shown on the Preliminary Data File, for any Partial IO Loan and Interest Only Loan, and
b.	Use “N/A” for any Amortizing Loan.

17.	For the purpose of comparing the “Lockbox Type” and “Cash Management Status” characteristics, the Depositor instructed us to use the descriptions included in the Draft Preliminary Private Placement Memorandum.

18.	For the purpose of comparing the “LO End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Day” which occurs during the yield maintenance period or prepayment penalty period for any Mortgage Loan that can be prepaid with yield maintenance or a prepayment penalty. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the Depositor instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “LO End Date” characteristic.

Exhibit 2 to Attachment A Page 14 of 14

Notes: (continued)

19.	For the purpose of comparing the “Current Additional Financing in Place (Y/N/Silent)” characteristic, either:
a.	The promissory note, loan agreement, loan modification agreement and/or mortgage/deed of trust Source Document(s) describe the existence of any additional debt or
b.	The Depositor provided us with certain mezzanine or subordinate loan agreements, mezzanine loan modification agreements, B-notes, C-notes, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Source Document(s) and/or Secondary Financing Document(s) provided to us by the Depositor, we could not determine whether there is other existing secondary financing.

For any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Current Additional Financing in Place (Y/N/Silent)” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Pool No.
Loan ID
Mortgage Loan Seller
Property Name
Property Flag
Number of Properties
Phase II Date
Environmental Insurance (Y/N)
Environmental Insurance in Lieu of Phase II (Y/N)
Mortgage Loan Originator
Owner-Occupied >20% (Y/N - %)
Final Maturity Date
Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N) New or Recycled Borrowing Entity Current Borrower Issue Description
Former Borrower Issue Description
Current Loan a Refinance of a Discounted Payoff (DPO), Maturity Default (MD), Loan Modification (LM)
Two-Tier SPE (Y/N)
Material Recognized Environmental Concern (Y/N – Description)
Current Additional Financing in Place (Y/N/Silent)
Cut-off Date Subordinate Debt Balance
Additional Financing Permitted in Future (Y/N/Silent)
Type/Terms of Additional Future Financing
Pari Passu (Y/N)?
Cut-off Date Pari Pasu Mortgage Debt Balance
Administrative Fee Rate
Footnotes
Sort

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.